Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, equipment and software, net
Total		¥ 30,027,939	¥ 18,205,497		¥ 33,626,701
Less: accumulated depreciation		(8,945,101)	(5,631,319)		(12,911,659)
Less: impairment					(60,971)
Net book value		21,082,838	12,574,178	$ 2,966,772	20,654,071
Depreciation expenses	¥ 4,673,362	3,533,483	2,310,065
Electronic equipment
Property, equipment and software, net
Total		13,780,685	7,172,694		14,397,628
Building and building improvement
Property, equipment and software, net
Total		9,118,708	5,855,920		9,084,029
Logistics,warehouse and other heavy equipment
Property, equipment and software, net
Total		3,912,356	2,693,969		6,104,497
Vehicles
Property, equipment and software, net
Total		1,240,001	1,164,376		1,249,667
Leasehold improvement
Property, equipment and software, net
Total		1,318,735	827,408		2,100,120
Office equipment
Property, equipment and software, net
Total		406,534	287,282		388,841
Software
Property, equipment and software, net
Total		¥ 250,920	¥ 203,848		¥ 301,919